May 01, 2017

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Green Bond Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)